Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets with Definite Lives

The following tables present the Group’s intangible assets with definite lives as of the respective balance sheet dates:

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB	US$
Trademarks	68,380	(38,713)	29,667	4,273
Customer relationship	9,050	(9,050)	—	—
Websites	27,000	(27,000)	—	—
Domain names	1,870	(1,870)	—	—
Licensing agreements	2,667	(2,667)	—	—

	108,967	(79,300)	29,667	4,273

	December 31, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	RMB	RMB	RMB
Trademarks	68,310	(34,155)	34,155
Customer relationship	9,050	(9,050)	—
Websites	27,000	(27,000)	—
Domain names	1,870	(1,870)	—
Licensing agreements	2,498	(2,498)	—

	108,728	(74,573)	34,155

Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets

The annual estimated amortization expenses for the acquired intangible assets for each of the next five years are as follows:

	2017	2018	2019	2020	2021
	RMB	RMB	RMB	RMB	RMB
Trademarks	4,577	4,577	4,573	4,554	4,554